Share-Based Compensation - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-Based Compensation
Share-based compensation	$ 48,758	$ 42,409	$ 43,728